Derivative Financial Instruments - Summary of Fair Values and Notional Amounts of DFIs (Detail) $ in Thousands	Dec. 31, 2024 MXN ($) MMB	Dec. 31, 2023 MXN ($) MMB
Disclosure of detailed information about financial instruments [line items]
Net total	$ (99,768,509)	$ (26,762,770)
Subtotal
Disclosure of detailed information about financial instruments [line items]
Fair Value	(99,508,627)	(27,199,291)
PEMEX pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar SOFR + spread.
Disclosure of detailed information about financial instruments [line items]
Notional amount	506,708	1,586,438
Fair Value	5,090	36,496
PEMEX pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar SOFR + spread.
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,976,159	3,299,790
Fair Value	41,133	125,045
PEMEX pays floating in U.S. dollar SOFR 6M + spread and receives fixed in U.S. dollar.
Disclosure of detailed information about financial instruments [line items]
Notional amount	18,241,470	0
Fair Value	(77,608)	0
PEMEX pays the 28-day TIIE + spread in pesos and receives fixed in UDI.
Disclosure of detailed information about financial instruments [line items]
Notional amount	31,733,673	31,733,673
Fair Value	5,491,946	4,364,789
PEMEX pays fixed in U.S. dollar and receives fixed in euro.
Disclosure of detailed information about financial instruments [line items]
Notional amount	147,904,655	146,020,174
Fair Value	(9,396,306)	(3,430,313)
PEMEX pays fixed in U.S. dollar and receives fixed in Pound sterling.
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,991,942	10,012,071
Fair Value	(708,227)	(469,549)
PEMEX Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M.
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	42,305,000
Fair Value	0	824,040
PEMEX Buy Put, Sell Put and Sell Call on Japanese yen
Disclosure of detailed information about financial instruments [line items]
Notional amount	10,314,656	9,598,412
Fair Value	(2,612,530)	(941,833)
PEMEX Buy call, Sell Call and Sell Put on euro
Disclosure of detailed information about financial instruments [line items]
Notional amount	41,446,951	60,243,631
Fair Value	(4,953,719)	(3,141,165)
PEMEX Sell Call on Pound sterling
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,415,512	9,694,529
Fair Value	0	(91)
PEMEX Sell Call on euro
Disclosure of detailed information about financial instruments [line items]
Notional amount	83,943,191	74,720,783
Fair Value	(142,993)	(442,326)
PEMEX pays U.S. dollar and pesos and receives U.S. dollar and pesos.
Disclosure of detailed information about financial instruments [line items]
Notional amount	110,393,509	45,745,807
Fair Value	$ (87,155,413)	$ (24,124,384)
Subtotal
Disclosure of detailed information about financial instruments [line items]
Volume (MMb)	(259,882)	436,521
Crude oil Options
Disclosure of detailed information about financial instruments [line items]
Fair Value	$ (259,882)	$ 436,521
Volume (MMb) | MMB	64.57	51.63
Futures | Exchange traded
Disclosure of detailed information about financial instruments [line items]
Fair Value	$ (6,128)	$ 11,460
Volume (MMb) | MMB	(0.03)	(1.18)
Petroleum Products Swaps | Exchange traded
Disclosure of detailed information about financial instruments [line items]
Fair Value	$ (15,006)	$ (4,636)
Volume (MMb) | MMB	(0.89)	(0.49)